UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota			55474
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Tax-Exempt Fund

Semiannual Report for the Period Ended May 31, 2010

Not FDIC insured • No bank guarantee • May lose value

Table of Contents

Performance Information	1

Understanding Your Expenses	2

Financial Statements

Investment Portfolio	3

Statement of Assets and Liabilities	22

Statement of Operations	23

Statement of Changes in Net Assets	24

Financial Highlights	26

Notes to Financial Statements	30

Board Consideration and Approval of Advisory Agreements	38

Summary of Management Fee Evaluation by Independent Fee Consultant (RiverSource Investments, LLC)	42

Shareholder Meeting Results	44

Important Information About This Report	45

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

On May 3, 2010, Ameriprise Financial, Inc. announced that it had completed the acquisition of the long-term asset management business of Columbia Management Group, LLC from Bank of America. This includes the business of managing its equity and fixed-income mutual funds. Ameriprise Financial has combined its current U.S. asset management business, RiverSource Investments, LLC, with Columbia Management. This transaction puts together two leading asset management firms to create one entity that ranks as one of the largest managers of long-term mutual fund assets in the United States. This combined business will operate under the well-regarded Columbia Management brand, where we will build on the strengths of our combined investment capabilities and talent, our broad and diversified product lineup and exceptional service.

Our combined business has a new breadth and depth of investment choices. William "Ted" Truscott, CEO, U.S. asset management and president of annuities for Ameriprise Financial, leads the combined U.S. asset management business. Michael Jones serves as president, U.S. asset management.1 Colin Moore continues to serve as chief investment officer.1 I am also continuing in my role as head of mutual funds, responsible for the delivery of mutual fund products and services to investors. The Columbia funds' advisers, distributor and transfer agent are now subsidiaries of our parent company, Ameriprise Financial, but operate under the Columbia Management name. You will begin to see these names used in communications and statements going forward.

Service provider name
Advisers	Columbia Management Investment Advisers, LLC Columbia Wanger Asset Management, LLC

Distributor	Columbia Management Investment Distributors, Inc.

Transfer Agent	Columbia Management Investment Services Corp.

As a valued investor in Columbia funds, please know that our goal is to ensure a smooth transition and provide the highest quality products and services. Transition teams across the organization continue their efforts to build on best practices from both legacy organizations with integration efforts including rebranding, vendor and system consolidations and client communications. Additionally, we want to assure you that the funds' portfolio managers also continue to focus on providing uninterrupted service to all fund shareholders.

Although we have a lot of work ahead of us in 2010, Columbia Management and Ameriprise Financial are excited about the opportunities for our combined organization. I share this optimism and believe it positions us as a best-in-class asset management business with the ability to deliver more for our clients than ever before.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

1Associate joined Columbia Management Investment Advisers, LLC as part of its 2010 acquisition of the long-term asset management business of Columbia Management Group, LLC from Bank of America.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. Read the prospectus carefully before investing.

Securities products offered through Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), member FINRA. Advisory services provided by Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Tax-Exempt Fund

Performance of a $10,000 investment 06/01/00 – 05/31/10 ($)

Sales charge	without	with
Class A	17,183	16,367
Class B	15,953	15,953
Class C	16,188	16,188
Class Z	17,345	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 05/31/10 (%)

Share class	A		B		C		Z
Inception	11/21/78		05/05/92		08/01/97		09/16/05
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	4.51	–0.45	4.12	–0.88	4.20	3.20	4.61
1-year	9.92	4.70	9.11	4.11	9.27	8.27	10.14
5-year	3.84	2.83	3.07	2.72	3.22	3.22	4.03
10-year	5.56	5.05	4.78	4.78	4.93	4.93	5.66

Average annual total return as of 06/30/10 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	3.80	–1.13	3.42	–1.58	3.50	2.50	3.91
1-year	11.26	5.97	10.43	5.43	10.59	9.59	11.48
5-year	3.67	2.67	2.90	2.56	3.05	3.05	3.87
10-year	5.29	4.78	4.51	4.51	4.66	4.66	5.39

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns shown for the fund's Class Z shares include the returns of the fund's Class A shares for periods prior to September 16, 2005, the date on which the fund's Class Z shares were first offered. The returns shown have been adjusted to reflect the fact that Class Z shares are sold without a sales charge. The returns shown have not been adjusted to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between Class Z and Class A shares of the fund.

1The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 05/31/10

+4.51%

Class A shares (without sales charge)

+3.60%

Barclays Capital Municipal Bond Index[1]

Annual operating expense ratio (%)*

Class A	0.80
Class B	1.55
Class C	1.55
Class Z	0.60

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from expenses incurred by the investment companies, inclusion of fee waivers and expense reimbursements as well as the use of different time periods to calculate the ratios.

Net asset value per share

as of 05/31/10 ($)
Class A	13.34
Class B	13.34
Class C	13.34
Class Z	13.34

Distributions declared per share

12/01/09 – 05/31/10 ($)
Class A	0.29
Class B	0.24
Class C	0.25
Class Z	0.31

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

12/01/09 – 05/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,045.10	1,020.94	4.08	4.03	0.80
Class B	1,000.00	1,000.00	1,041.20	1,017.20	7.89	7.80	1.55
Class C	1,000.00	1,000.00	1,042.00	1,017.95	7.13	7.04	1.40
Class Z	1,000.00	1,000.00	1,046.10	1,021.94	3.06	3.02	0.60

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses for Class C shares, account value at the end of the period for Class C shares would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds – 96.9%
	Par ($)	Value ($)
Education – 6.8%
Education – 5.8%
AZ Glendale Industrial Development Authority
Midwestern University, Series 2010, 5.000% 05/15/35	3,000,000	2,962,020
CA Educational Facilities Authority
Loyola Marymount University, Series 2001, Insured: NPFGC: (a) 10/01/17	2,525,000	1,833,983
(a) 10/01/20	2,000,000	1,158,740
IN Purdue University
Certificates of Participation, Series 2006, 5.250% 07/01/22	2,000,000	2,339,360
MA College Building Authority
Series 1994 A, 7.500% 05/01/14	3,500,000	4,021,045
MA Development Finance Agency
College of the Holy Cross, Series 2002, Insured: AMBAC 5.250% 09/01/32	8,500,000	9,622,510
MA Health & Educational Facilities Authority
Boston College, Series 2008, 5.500% 06/01/35	19,500,000	22,963,980
Harvard University, Series 1991 N, 6.250% 04/01/20	2,000,000	2,595,880
Massachusetts Institute of Technology, Series 2002 K, 5.500% 07/01/22	8,000,000	10,015,520
NH Health & Education Facilities Authority
Series 2009, 5.250% 06/01/39	4,000,000	4,349,840
NY Dormitory Authority
Educational Housing Services, Series 2005, Insured: AMBAC 5.250% 07/01/30	3,000,000	3,007,260
Mt. Sinai School of Medicine, Series 2009, 5.125% 07/01/39	15,000,000	15,080,550
New York University: Series 2001 1, Insured: AMBAC 5.500% 07/01/40	12,250,000	14,493,588

	Par ($)	Value ($)
Series 2008 A: 5.000% 07/01/29	3,845,000	4,116,649
5.000% 07/01/38	5,800,000	6,070,744
Upstate Community Colleges, Series 2005 B, Insured: FGIC 5.500% 07/01/23	2,000,000	2,345,800
UT Weber State University Revenue
Series 2005, Insured: NPFGC 4.250% 04/01/29	5,100,000	5,080,110
VA College Building Authority
Washington & Lee University, Series 2001, 5.375% 01/01/21	5,000,000	5,875,400
WV University of West Virginia
Series 1998 A, Insured: NPFGC 5.250% 04/01/28	5,000,000	5,527,850
Series 2000 A, Insured: AMBAC: (a) 04/01/16	3,300,000	2,720,223
(a) 04/01/18	3,800,000	2,789,808
Education Total		128,970,860
Prep School – 0.5%
CA Municipal Finance Authority
Escondido Charter, Series 2006 A, 5.250% 06/01/36	1,750,000	1,526,490
CA Statewide Communities Development Authority
College for Certain LLC, Series 2010, GTY AGMT: PCSD Guaranty Pool LLC 6.000% 07/01/30	5,000,000	5,053,100
TX La Vernia Higher Education Finance Corp.
Kipp, Inc., Series 2009 A, 6.375% 08/15/44	5,000,000	5,186,200
Prep School Total		11,765,790
Student Loan – 0.5%
MA Educational Financing Authority
Series 2008 H, AMT, Insured: AGO 6.350% 01/01/30	10,090,000	10,705,692
Student Loan Total		10,705,692
Education Total		151,442,342

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Health Care – 8.7%
Continuing Care Retirement – 1.2%
MA Development Finance Agency
Series 2009, 7.750% 06/01/39	2,250,000	2,329,380
MD Baltimore County
Oak Crest Village, Inc., Series 2007 A, GTY AGMT: Oak Campus Partners LLC 5.000% 01/01/37	5,000,000	4,460,850
MO St. Louis Industrial Development Authority
St. Andrew's Resources for Seniors, Series 2007 A, 6.375% 12/01/41	7,000,000	6,276,410
NC Medical Care Commission
First Givens Estates, Inc., Series 2007, 5.000% 07/01/33	5,000,000	4,323,200
Glenaire, Inc., Series 2006, 5.500% 10/01/31	2,500,000	2,316,525
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community, Series 2005, 6.125% 02/01/28	2,000,000	1,625,620
TX Bexar County Health Facilities Development Corp.
Series 2010, 6.200% 07/01/45	2,300,000	2,330,820
TX Tarrant County Cultural Education Facilities Finance Corp.
CC Young Memorial Home, Series 2009, 8.000% 02/15/38	4,000,000	4,009,920
Continuing Care Retirement Total		27,672,725
Health Services – 0.5%
MA Development Finance Agency
Boston Biomedical Research Institute, Series 1999, 5.650% 02/01/19	1,210,000	1,186,441
MN Minneapolis & St. Paul Housing & Redevelopment Authority
Group Health Plan, Inc., Series 2003, 6.000% 12/01/17	1,650,000	1,740,981
WI Health & Educational Facilities Authority
Marshfield Clinic, Series 1999, Insured: RAD 6.250% 02/15/29	7,200,000	7,216,056
Health Services Total		10,143,478

	Par ($)	Value ($)
Hospitals – 5.7%
AL Montgomery Medical Clinic Board
Jackson Hospital & Clinic, Series 2006, 4.750% 03/01/36	1,000,000	858,010
AZ Health Facilities Authority
Catholic Healthcare West, Series 1999 A, 6.625% 07/01/20	3,700,000	3,755,796
AZ University Medical Center Corp.
Series 2004, 5.250% 07/01/13	1,000,000	1,074,510
CA ABAG Finance Authority for Nonprofit Corps.
San Diego Hospital Association, Series 2003 C, 5.375% 03/01/20	1,320,000	1,345,714
CA Kaweah Delta Health Care District
Series 2006, 4.500% 06/01/34	9,500,000	7,835,505
FL Hillsborough County Industrial Development Authority
Tampa General Hospital, Series 2003 A: 5.000% 10/01/18	825,000	844,561
5.250% 10/01/24	4,000,000	4,038,720
FL Orange County Health Facilities Authority
Orlando Health, Inc., Series 2009, 5.125% 10/01/26	4,350,000	4,311,720
FL South Lake Hospital District
South Lake Hospital, Inc., Series 2010, 6.250% 04/01/39	1,335,000	1,379,509
FL West Orange Health Care District
Series 2001 A, 5.650% 02/01/22	3,650,000	3,694,968
GA Chatham County Hospital Authority
Memorial Health University Medical Center: Series 2001 A, 6.125% 01/01/24	3,000,000	3,006,480
Series 2004 A, 5.500% 01/01/34	2,500,000	2,230,600
LA Public Facilities Authority
Touro Infirmary, Series 1999 A, 5.625% 08/15/29	10,940,000	9,875,210
MA Health & Educational Facilities Authority
Care Group, Inc., Series 2008, 5.125% 07/01/33	2,000,000	1,953,600

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Partners Healthcare System, Series 2010, 5.000% 07/01/34	9,900,000	10,146,708
Series 1998 B-2, Insured: NPFGC 5.375% 02/01/28	1,380,000	1,398,561
MD Health & Higher Educational Facilities Authority
University of Maryland Medical Systems, Series 2005, Insured: AMBAC 5.250% 07/01/28	3,000,000	3,165,630
MI Hospital Finance Authority Revenue
Henry Ford Health Systems, Series 2006 A, 5.250% 11/15/32	2,000,000	1,896,420
MS Medical Center Building Corp.
University of Mississippi Medical Center, Series 1998, Insured: AMBAC 5.500% 12/01/23	5,300,000	5,878,442
NC Medical Care Commission
Wilson Memorial Hospital, Series 1997, Insured: AMBAC (a) 11/01/14	1,380,000	1,175,180
NJ Health Care Facilities Financing Authority
St. Joseph's Hospital & Medical Center, Series 2008, 6.625% 07/01/38	4,000,000	4,109,040
NY Albany Industrial Development Agency
St. Peter's Hospital, Series 2008 A, 5.250% 11/15/27	2,330,000	2,272,752
NY Dormitory Authority
Long Island Jewish Medical, Series 2009, 5.500% 05/01/37	4,250,000	4,370,487
SC Greenville Hospital System Board
GHS Partners in Health, Series 2001, GTY AGMT: Endowment Fund Greenville, Insured: AMBAC 5.500% 05/01/26	5,000,000	5,088,250
TN Knox County Health, Educational & Housing Facilities Authority
Fort Sanders Alliance, Series 1993, Insured: NPFGC 5.250% 01/01/15	5,000,000	5,403,250

	Par ($)	Value ($)
TN Sullivan County Health Educational & Housing Facilities Board
Wellmont Health System, Series 2006 C, 5.250% 09/01/36	6,865,000	6,358,432
VA Fairfax County Industrial Development Authority
Inova Alexandria Health Service, Series 2009, 5.500% 05/15/35	4,000,000	4,240,840
Inova Health System, Series 1993, 5.000% 08/15/23	10,000,000	10,875,300
VA Henrico County Industrial Development Authority
Bon Secours Health System, Series 1996, Insured: NPFGC 6.000% 08/15/16	5,000,000	5,473,950
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.: Series 1999 A, 5.600% 02/15/29	4,000,000	3,972,120
Series 2003, 6.400% 04/15/33	4,250,000	4,342,352
Hospitals Total		126,372,617
Intermediate Care Facilities – 0.5%
IL Development Finance Authority
Hoosier Care, Inc., Series 1999 A, 7.125% 06/01/34	2,215,000	1,909,308
IN Health Facilities Financing Authority
Hoosier Care, Inc., Series 1999 A, 7.125% 06/01/34	11,425,000	9,624,649
Intermediate Care Facilities Total		11,533,957
Nursing Homes – 0.8%
IA Finance Authority
Care Initiatives, Series 1998 B, 5.750% 07/01/28	4,500,000	3,688,695
IA Marion Health Care Facilities
AHF/Kentucky-Iowa, Inc., Series 2003, 8.000% 01/01/29	189,000	189,316
MA Industrial Finance Agency
GF/Massachusetts, Inc., Series 1994, 8.300% 07/01/23 (b)	9,785,000	6,849,500

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Chester County Industrial Development Authority
Pennsylvania Nursing Home, Series 2002, 8.500% 05/01/32	6,050,000	5,449,779
PA Washington County Industrial Development Authority
AHF Project, Series 2003, 8.500% 01/01/29 (01/01/25) (c)(d)	2,175,000	2,179,502
TN Metropolitan Government Nashville & Davidson County Health & Education Board
AHF Project, Series 2003, 8.500% 01/01/29 (01/01/25) (c)(d)	499,000	500,183
Nursing Homes Total		18,856,975
Health Care Total		194,579,752
Housing – 3.3%
Assisted Living/Senior – 0.2%
DE Kent County
Heritage at Dover, Series 1999, AMT, 7.625% 01/01/30	1,525,000	1,302,655
MN Roseville
Care Institute, Inc., Series 1993, 7.750% 11/01/23	3,275,000	2,540,843
NY Suffolk County Industrial Development Agency
Gurwin Jewish Phase II, Series 2004, 6.700% 05/01/39	880,000	745,695
Assisted Living/Senior Total		4,589,193
Multi-Family – 2.6%
CO Educational & Cultural Facilities Authority
Campus Village Apartments LLC: Series 2008 CA: 5.500% 06/01/33	2,000,000	2,043,400
5.500% 06/01/38	6,000,000	6,058,500
FL Broward County Housing Finance Authority
Chaves Lake Apartments Ltd., Series 2000 A, AMT, 7.500% 07/01/40	7,925,000	7,700,643
Cross Keys Apartments, Series 1998 A, AMT, 5.750% 10/01/28	985,000	971,742
FL Capital Trust Agency
Atlantic Housing Foundation, Series 2008 B, 2.050% 07/15/32 (e)	1,895,000	803,101

	Par ($)	Value ($)
FL Clay County Housing Finance Authority
Breckenridge Commons Ltd., Series 2000 A, AMT, 7.450% 07/01/40	3,890,000	3,685,347
MA Housing Finance Agency
Series 2004 A, AMT, Insured: AGMC 5.250% 07/01/25	10,000,000	10,113,100
MD Economic Development Corp.
Collegiate Housing Foundation, Series 1999 A, 6.000% 06/01/30	3,000,000	2,891,820
MO St. Louis Area Housing Finance Corp.
Wellington Arms III, Series 1979, 7.375% 01/01/21	1,344,961	1,350,570
NC Durham Housing Authority
Magnolia Pointe Apartments, Series 2005, AMT, 5.650% 02/01/38	3,246,144	2,579,710
NC Medical Care Commission
ARC Project, Series 2004 A, 5.800% 10/01/34	1,400,000	1,383,690
NY New York City Housing Development Corp.
Series 2005 F-1, 4.650% 11/01/25	5,000,000	5,098,250
OK County Finance Authority
Sail Associates LLC, Series 2007, AMT, LOC: Bank of the West 5.250% 12/01/41	1,475,000	1,497,184
PA Higher Educational Facilities Authority
Edinboro University Foundation: Series 2008, 5.750% 07/01/28	3,000,000	3,019,080
Series 2010, 6.000% 07/01/43 (f)	1,450,000	1,458,627
Resolution Trust Corp.
Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16 (g)	6,615,223	6,279,765
Multi-Family Total		56,934,529
Single-Family – 0.5%
CA Department of Veterans Affairs
Series 2007, AMT, 4.850% 12/01/22	2,000,000	1,954,540

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CO El Paso County School District No. 11
Series 1988 A, AMT, Guarantor: GNMA 8.375% 03/25/19	63,843	65,104
FL Brevard County
Series 1985, Insured: FGIC (a) 04/01/17	375,000	192,986
MD Community Development Administration Department of Housing & Community Development
Series 2006 B, AMT, 4.900% 09/01/37	4,765,000	4,659,455
ME Housing Authority
Series 2006 D, AMT, 4.950% 11/15/31	2,010,000	2,004,693
OR Department of Housing & Community Services
Series 1998 A, 5.150% 07/01/15	20,000	20,039
WA Housing Finance Commission
Series 2006 3-A, AMT, Guarantor: GNMA 5.000% 12/01/37	2,985,000	2,987,836
Single-Family Total		11,884,653
Housing Total		73,408,375
Industrials – 2.8%
Food Products – 0.4%
MI Strategic Fund
Imperial Sugar Co.: Series 1998 A, 6.250% 11/01/15	2,250,000	2,156,085
Series 1998 B, 6.450% 11/01/25	3,500,000	3,117,520
Series 1998 C, AMT, GTY AGMT: Imperial Sugar Co. 6.550% 11/01/25	4,250,000	3,652,195
Food Products Total		8,925,800
Forest Products & Paper – 0.5%
FL Escambia County Environmental Improvement Revenue
International Paper Co., Series 2003 A, AMT, 5.750% 11/01/27	2,750,000	2,696,540
GA Rockdale County Development Authority
Visy Paper, Inc., Series 2007 A, AMT, GTY AGMT: Pratt USA 6.125% 01/01/34	2,000,000	1,862,280

	Par ($)	Value ($)
MS Lowndes County
Weyerhaeuser Co., Series 1992 A, 6.800% 04/01/22	2,470,000	2,725,867
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
Champion International Corp., Series 1999, AMT, 6.400% 11/01/24	2,425,000	2,442,509
SC Richland County
International Paper Co., Series 2003, AMT, 6.100% 04/01/23	1,000,000	1,012,230
Forest Products & Paper Total		10,739,426
Manufacturing – 0.6%
AL McIntosh Industrial Development Board
CIBA Specialty Chemicals, Series 1998, 5.375% 06/01/28	1,000,000	986,950
IL Will-Kankakee Regional Development Authority
Flanders Corp., Series 1997, AMT, 6.500% 12/15/17	1,660,000	1,624,293
KS Wichita Airport Authority
Cessna Citation Service Center, Series 2002 A, AMT, GTY AGMT: Textron, Inc. 6.250% 06/15/32	5,000,000	4,341,900
MO Development Finance Board
Procter & Gamble Co., Series 1999, AMT, 5.200% 03/15/29	4,385,000	4,572,547
MO St. Louis Industrial Development Authority
Anheuser-Busch Companies, Inc., Series 1991, 6.650% 05/01/16	1,400,000	1,635,718
Manufacturing Total		13,161,408
Oil & Gas – 1.0%
AZ Salt Verde Financial Corp. Senior Gas Revenue
Series 2007, 5.000% 12/01/32	5,400,000	4,962,438
LA St. John Baptist Parish
Marathon Oil Corp., Series 2007 A, 5.125% 06/01/37	12,750,000	12,112,372
TN Energy Acquisition Corp.
Series 2006, 5.250% 09/01/26	1,250,000	1,197,188

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Texas City Industrial Development Corp.
Arco Pipeline Co., Inc., Series 1990, GTY AGMT: Atlantic Richfield Co. 7.375% 10/01/20	2,000,000	2,586,300
VI Virgin Islands Public Finance Authority
Hovensa LLC, Series 2003, AMT, 6.125% 07/01/22	2,975,000	3,020,041
Oil & Gas Total		23,878,339
Other Industrial Development Bonds – 0.3%
MI Strategic Fund Obligation Ltd.
NSF International, Series 2004, 5.250% 08/01/26	600,000	598,014
NJ Economic Development Authority
GMT Realty LLC, Series 2006 B, AMT, 6.875% 01/01/37	7,000,000	5,726,490
Other Industrial Development Bonds Total		6,324,504
Industrials Total		63,029,477
Other – 13.4%
Other – 0.7%
LA New Orleans Aviation Board
Series 2009 A, 6.250% 01/01/30	5,250,000	5,494,440
TX Capital Area Cultural Education Facilities Finance Corp.
Series 2005 B, 6.125% 04/01/45	11,000,000	11,067,540
Other Total		16,561,980
Pool/Bond Bank – 1.5%
FL Municipal Loan Council
Series 2000 A, Insured: NPFGC (a) 04/01/21	1,000,000	568,050
IL Metropolitan Water Reclamation District Greater Chicago
Series 2007 C, 5.250% 12/01/33	13,210,000	15,576,704
MA Water Pollution Abatement Trust
Series 1999 A, 6.000% 08/01/17	10,000,000	12,281,000
Series 2006, 5.250% 08/01/24	4,000,000	4,816,640
Pool/Bond Bank Total		33,242,394

	Par ($)	Value ($)
Refunded/Escrowed(h) – 10.7%
AZ Pima County Industrial Development Authority
Series 1989, AMT, Escrowed to Maturity, 8.200% 09/01/21	12,115,000	16,380,449
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A, Escrowed to Maturity, (a) 01/01/18	10,000,000	8,048,600
CA Morgan Hill Unified School District
Series 2002, Escrowed to Maturity, Insured: FGIC (a) 08/01/22	3,345,000	2,110,929
CA Palmdale Community Redevelopment Agency
Series 1986 D, AMT, Escrowed to Maturity, Insured: FHA 8.000% 04/01/16	7,000,000	9,256,800
CA Perris Community Facilities District
Series 1991 2-90, Escrowed to Maturity, 8.750% 10/01/21	6,165,000	9,431,834
CA Pomona
Series 1990 A, Escrowed to Maturity, Guarantor: GNMA 7.600% 05/01/23	8,515,000	11,169,551
CO Health Facilities Authority
American Housing Foundation I, Inc., Series 2003 A, Pre-refunded 12/01/11, 8.500% 12/01/31	885,000	979,704
FL Highlands County Health Facilities Authority
Adventist Health Systems, Series 2003 D, Pre-refunded 11/15/13, 5.375% 11/15/35	3,450,000	3,878,007
FL Jacksonville Transportation Authority
Series 1985, Escrowed to Maturity, 9.200% 01/01/15	2,000,000	2,393,280
FL Melbourne
Series 2000 A, Escrowed to Maturity, Insured: FGIC (a) 10/01/19	600,000	434,412
FL Mid-Bay Bridge Authority
Series 1991 A, Escrowed to Maturity, 6.875% 10/01/22	2,000,000	2,633,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Orange County Health Facilities Authority
Orlando Regional Health Care System, Series 1996 A, Escrowed to Maturity, Insured: NPFGC 6.250% 10/01/16	2,120,000	2,555,490
FL Seminole County
Series 1992, Escrowed to Maturity, Insured: NPFGC 6.000% 10/01/19	1,030,000	1,221,353
GA Fulton County Water & Sewer
Series 1992, Escrowed to Maturity, Insured: FGIC 6.375% 01/01/14	16,225,000	17,938,036
GA Municipal Electric Authority
Series 1991: Escrowed to Maturity, Insured: NPFGC 6.600% 01/01/18	3,600,000	4,307,472
Pre-refunded to Various Dates, Insured: NPFGC 6.600% 01/01/18	420,000	489,434
ID Health Facilities Authority
IHC Hospitals, Inc., Series 1992, Escrowed to Maturity, 6.650% 02/15/21	6,000,000	7,912,080
IL Glendale Heights
Series 1985 B, Escrowed to Maturity, 7.100% 12/01/15	1,045,000	1,220,706
MA College Building Authority
Series 1999 A, Escrowed to Maturity, Insured: NPFGC: (a) 05/01/19	7,710,000	5,706,557
(a) 05/01/20	7,750,000	5,463,828
MA Turnpike Authority
Series 1993 A, Escrowed to Maturity, Insured: FGIC 5.125% 01/01/23	3,600,000	4,213,980
MA Water Resources Authority
Series 1992 A, Escrowed to Maturity, Insured: FGIC 6.500% 07/15/19	5,000,000	6,072,500

	Par ($)	Value ($)
MI State
525 Redevco, Inc., Series 2000, Escrowed to Maturity, Insured: AMBAC (a) 06/01/21	6,000,000	3,991,080
MN University of Minnesota
Series 1996 A, Escrowed to Maturity, 5.500% 07/01/21	1,000,000	1,184,530
MN Western Minnesota Municipal Power Agency
Series 1983 A, Escrowed to Maturity, Insured: NPFGC 9.750% 01/01/16	1,000,000	1,353,500
NC Eastern Municipal Power Agency
Series 1987 A, Pre-refunded 01/01/22, 4.500% 01/01/24	1,750,000	1,977,903
Series 1991 A, Escrowed to Maturity, 5.000% 01/01/21	8,735,000	10,112,248
NE Omaha Public Power District
Series 1992 B, Escrowed to Maturity, 6.200% 02/01/17	1,600,000	1,890,080
NJ Turnpike Authority
Series 1991 C, Escrowed to Maturity, Insured: NPFGC 6.500% 01/01/16	11,000,000	12,696,420
NY Triborough Bridge & Tunnel Authority
Series 1992 Y, Escrowed to Maturity, 6.125% 01/01/21	11,000,000	13,972,970
Series 1992, Escrowed to Maturity, Insured: CAP 6.125% 01/01/21	7,000,000	8,891,890
PA Cambria County Industrial Development Authority
Beverly Enterprises, Series 1987, Escrowed to Maturity, 10.000% 06/18/12	550,000	581,405
PA Convention Center Authority
Series 1989 A, Escrowed to Maturity, Insured: FGIC 6.000% 09/01/19	14,010,000	16,941,172

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 1998 A, Economically Defeased to Maturity, Insured: AMBAC 5.125% 06/01/24	3,000,000	3,389,250
Series 2002 E, Escrowed to Maturity, 6.000% 08/01/26	2,470,000	3,180,841
SC Piedmont Municipal Power Agency
Series 1993, Escrowed to Maturity, Insured: NPFGC 5.375% 01/01/25	3,960,000	4,742,654
TX Houston Water & Sewer System
Series 1998 A, Escrowed to Maturity, Insured: AGMC: (a) 12/01/19	26,955,000	19,158,805
(a) 12/01/23	2,515,000	1,461,693
UT County Hospital Revenue
IHC Health Services, Inc., Series 1997, Escrowed to Maturity, Insured: NPFGC 5.250% 08/15/26	2,500,000	2,509,750
UT Provo
Series 1980, Escrowed to Maturity, 10.125% 04/01/15	975,000	1,205,870
VA Tobacco Settlement Financing Corp.
Series 2005, Refunded to Various Dates, 5.500% 06/01/26	5,000,000	5,587,200
Refunded/Escrowed Total		238,647,263
Tobacco – 0.5%
CA Golden State Tobacco Securitization Corp.
Series 2007 A-1, 5.000% 06/01/33	2,500,000	1,980,300
NJ Tobacco Settlement Financing Corp.
Series 2007 1-A, 4.625% 06/01/26	10,055,000	8,461,785
OH Buckeye Tobacco Settlement Financing Authority
Series 2007 A-2, 5.750% 06/01/34	1,000,000	761,520
Tobacco Total		11,203,605
Other Total		299,655,242

	Par ($)	Value ($)
Other Revenue – 1.4%
Hotels – 0.1%
MA Boston Industrial Development Financing Authority
Crosstown Center Hotel LLC, Series 2002, AMT, 6.500% 09/01/35	2,845,000	1,642,931
NJ Middlesex County Improvement Authority
Heldrich Associates LLC: Series 2005 B, 6.250% 01/01/37	4,000,000	723,240
Series 2005 C, 8.750% 01/01/37	1,500,000	240,285
Hotels Total		2,606,456
Recreation – 1.3%
CA Agua Caliente Band Cahuilla Indians
Series 2003, 6.000% 07/01/18 (g)	1,750,000	1,712,235
CA Cabazon Band Mission Indians
Series 2004: 7.358% 10/01/11 (10/01/10) (c)(d)	400,000	262,816
8.375% 10/01/15 (g)	1,740,000	1,133,941
8.750% 10/01/19 (g)	8,670,000	5,643,823
Series 2010, 8.375% 10/01/20	1,415,000	1,416,825
CT Mashantucket Western Pequot Tribe
Series 2007 A, 5.750% 09/01/34 (g)(i)	4,000,000	2,004,520
FL Seminole Indian Tribe
Series 2007 A, 5.250% 10/01/27 (g)	6,750,000	6,140,880
NY Industrial Development Agency
Yankee Stadium, Series 2006, Insured: FGIC 5.000% 03/01/46	2,000,000	1,910,220
OK Chickasaw Nation
Series 2007, 6.000% 12/01/25 (g)	6,030,000	6,199,684
OR Cow Creek Band Umpqua Tribe of Indians
Series 2006 C, 5.625% 10/01/26 (g)	3,500,000	2,590,035
Recreation Total		29,014,979
Other Revenue Total		31,621,435

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Resource Recovery – 0.3%
Disposal – 0.1%
NV Department of Business & Industry
Republic Services, Inc., Series 2003, AMT, 5.625% 12/01/26 (06/01/18) (c)(d)	2,000,000	2,086,360
Disposal Total		2,086,360
Resource Recovery – 0.2%
PA Economic Development Financing Authority
Philadelphia Project Finance, Series 2009 B, 6.250% 01/01/32	5,325,000	5,603,071
Resource Recovery Total		5,603,071
Resource Recovery Total		7,689,431
Tax-Backed – 36.3%
Local Appropriated – 2.7%
CA Los Angeles County Schools
Series 1999 A, Insured: AMBAC (a) 08/01/22	2,180,000	1,005,024
IL Chicago Board of Education
Series 1992 A, Insured: NPFGC: 6.000% 01/01/16	5,000,000	5,803,050
6.000% 01/01/20	8,000,000	9,246,240
6.250% 01/01/15	12,900,000	14,241,987
IN Crown Point School Building Corp.
Series 2000, Insured: NPFGC (a) 01/15/19	8,165,000	5,625,767
IN Noblesville Redevelopment Authority
Series 2006 A, 5.250% 08/01/25	2,000,000	2,129,840
MN Hibbing Economic Development Authority
Series 1997, 6.400% 02/01/12	270,000	270,262
MO St. Louis Industrial Development Authority
St. Louis Convention Center, Series 2000, Insured: AMBAC (a) 07/15/18	2,000,000	1,141,120
SC Scago Educational Facilities Corp. for Spartanburg School District No. 5
Series 2005, Insured: AGMC 4.600% 04/01/22	8,885,000	9,197,041

	Par ($)	Value ($)
TX Houston Independent School District
Series 1998 A, Insured: AMBAC: (a) 09/15/14	3,885,000	3,561,107
(a) 09/15/18	3,885,000	2,919,072
(a) 09/15/20	3,885,000	2,637,954
Series 1998 B, Insured: AMBAC (a) 09/15/15	2,000,000	1,760,260
Local Appropriated Total		59,538,724
Local General Obligations – 8.3%
AZ Tucson
Series 1994 G, Insured: FGIC 7.625% 07/01/14	3,140,000	3,876,487
CA Alvord Unified School District
Series 2002 A, Insured: NPFGC 5.900% 02/01/19	1,975,000	2,271,546
CA Benicia Unified School District
Series 1997 A, Insured: FGIC (a) 08/01/21	5,955,000	3,222,250
CA Clovis Unified School District
Series 2004 A, Insured: FGIC (a) 08/01/20	7,000,000	4,368,000
CA Golden West School Authority
Series 1999 A, Insured: NPFGC: (a) 08/01/14	3,980,000	3,530,817
(a) 08/01/15	1,500,000	1,258,695
CA Norwalk LoA Mirada Unified School District
Series 2005 B, Insured: NPFGC (a) 08/01/23	9,790,000	4,691,564
CA Poway Unified School District
Series 2009 A, (a) 08/01/24	1,750,000	808,098
CA San Diego Unified School District
Series 2009 A, (a) 07/01/30	22,500,000	7,475,850
CA San Juan Unified School District
Series 2001, Insured: AGMC (a) 08/01/18	1,785,000	1,263,673
CA San Ysidro School District
Series 2005 D, Insured: NPFGC (a) 08/01/23	2,330,000	1,077,252

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Vallejo City Unified School District
Series 2002 A, Insured: NPFGC 5.900% 02/01/20	1,000,000	1,058,850
CA West Contra Costa Unified School District
Series 2001 B, Insured: NPFGC 6.000% 08/01/24	2,320,000	2,570,374
CA Yuba City Unified School District
Series 2000, Insured: NPFGC (a) 09/01/18	1,160,000	767,166
CO El Paso County School District No. 11
Series 1996, 7.100% 12/01/16	2,105,000	2,637,923
IL Champaign County
Series 1999, Insured: FGIC: 8.250% 01/01/20	1,015,000	1,389,941
8.250% 01/01/23	1,420,000	1,995,015
IL Chicago Board of Education
Series 1998 B-1, Insured: FGIC: (a) 12/01/21	8,000,000	4,693,360
(a) 12/01/22	25,200,000	13,960,296
Series 2005 A, Insured: AMBAC 5.500% 12/01/22	4,750,000	5,487,437
IL Chicago
Series 1999, Insured: FGIC 5.500% 01/01/23	9,750,000	11,097,840
IL Cook County School District No. 102
Series 2001, Insured: FGIC (a) 12/01/20	3,065,000	1,958,842
IL Cook County School District No. 209-Provisional Township
Series 2004, Insured: AGMC 5.000% 12/01/15	1,750,000	2,007,093
IL De Kalb County Community Unified School District No. 424
Series 2001, Insured: AMBAC: (a) 01/01/20	2,575,000	1,672,488
(a) 01/01/21	2,675,000	1,640,497
IL Du Page County Community High School District No. 99
Series 1993, 5.600% 01/01/21	2,565,000	2,989,918

	Par ($)	Value ($)
IL Kane & De Kalb Counties Community Unit School District No. 302
Series 2004, Insured: FGIC (a) 02/01/21	3,165,000	1,933,150
IL Lake County School District No. 56
Series 1997, Insured: NPFGC 9.000% 01/01/17	10,440,000	13,916,938
IL Will County School District No. 114
Series 2005 C, Insured: FGIC (a) 12/01/23	2,130,000	1,090,965
IL Will County School District No. 365-UVY
Series 1999 B, Insured: AGMC (a) 11/01/18	3,370,000	2,397,991
KS Wyandotte County
Series 1998, Insured: NPFGC 4.500% 09/01/28	2,900,000	2,900,174
LA New Orleans
Series 1991, Insured: AMBAC (a) 09/01/12	6,250,000	5,637,812
MI Detroit City School District
Series 2005 A, 5.000% 05/01/17	2,500,000	2,652,425
Series 2005 A, Insured: AGMC 5.250% 05/01/30	10,000,000	10,364,000
MI Paw Paw Public School District
Series 1998, Insured: NPFGC 5.000% 05/01/25	1,020,000	1,164,687
MI St. John's Public School District
Series 1998, Insured: NPFGC 5.100% 05/01/25	1,790,000	2,044,359
NJ Washington Township Board of Education Mercer County
Series 2005, Insured: AGMC 5.250% 01/01/27	1,410,000	1,667,537
NY State
Series 2007 M, 5.000% 04/01/22	2,000,000	2,175,260
OH Adams County Ohio Valley Local School District
Series 1995, Insured: NPFGC 7.000% 12/01/15	3,000,000	3,421,680

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Cincinnati City School District
Series 2006, Insured: NPFGC 5.250% 12/01/30	4,000,000	4,603,600
OH Kings Local School District
Series 1995, Insured: FGIC 7.500% 12/01/16	2,110,000	2,506,996
OR Linn County Community School District No. 9
Series 2005, Insured: NPFGC 5.500% 06/15/30	1,435,000	1,714,351
PA Cornwall-Lebanon School District
Series 2001, Insured: AGMC (a) 03/15/18	3,020,000	2,298,160
PA Westmoreland County Municipal Authority
Series 2000 A, Insured: NPFGC (a) 06/01/13	3,000,000	2,832,150
TX Dallas County Flood Control District
Series 2002, 7.250% 04/01/32	7,500,000	7,832,625
TX Deaf Smith County Hospital District
Series 2010 A, 6.500% 03/01/40	4,000,000	4,071,720
TX Galveston County
Series 2001, Insured: NPFGC (a) 02/01/20	1,510,000	1,023,116
TX North East Independent School District
Series 2007, Insured: PSFG 5.250% 02/01/31	10,000,000	11,762,000
WA Clark County School District No. 37
Series 2001 C, Insured: FGIC: (a) 12/01/16	3,000,000	2,497,770
(a) 12/01/20	6,150,000	4,163,919
Local General Obligations Total		186,444,657
Special Non-Property Tax – 9.0%
AL Jefferson County
Series 2004 A, 5.250% 01/01/19	2,790,000	2,568,446
FL Tampa Sports Authority
Series 1995, Insured: NPFGC 5.750% 10/01/25	2,500,000	2,721,475

	Par ($)	Value ($)
GA Metropolitan Atlanta Rapid Transit Authority
Series 1992 P, Insured: AMBAC 6.250% 07/01/20	6,000,000	7,183,260
GU Territory of Guam
Series 2009 A, 5.750% 12/01/34	2,000,000	2,060,500
IL Metropolitan Pier & Exposition Authority
Series 1993 A, Insured: FGIC (a) 06/15/16	3,750,000	3,021,863
IL Regional Transportation Authority
Series 1994 C, Insured: FGIC 7.750% 06/01/20	5,000,000	6,431,950
Series 2002 A, Insured: NPFGC 6.000% 07/01/31	5,400,000	6,621,588
IL Sales Tax Revenue
Series 2002, Insured: FGIC 6.000% 06/15/23	4,000,000	4,896,280
KS Wyandotte County-Kansas City Unified Government
Series 2010, (a) 06/01/21	18,550,000	9,845,412
KY Economic Development Finance Authority
Louisville Arena Project, Series 2008 A1, Insured: AGO 6.000% 12/01/38	2,850,000	3,108,780
MA Bay Transportation Authority
Series 2005 A, 5.000% 07/01/25	3,000,000	3,466,680
Series 2005 B, Insured: NPFGC: 5.500% 07/01/26	1,500,000	1,808,865
5.500% 07/01/29	2,000,000	2,394,820
Series 2006 A: 5.250% 07/01/29	3,185,000	3,708,232
5.250% 07/01/34	22,000,000	25,187,580
MO Manchester
Series 2010, 6.875% 11/01/39	1,500,000	1,512,810
NJ Economic Development Authority
Cigarette Tax, Series 2004, 5.500% 06/15/31	775,000	746,922
NV Sparks Tourism Improvement District No. 1
Series 2008 A, 6.750% 06/15/28 (g)	2,000,000	1,861,680

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Dormitory Authority
Series 2005 B, Insured: AMBAC: 5.500% 03/15/24	10,170,000	12,375,263
5.500% 03/15/27	11,240,000	13,548,921
5.500% 03/15/29	2,030,000	2,438,558
5.500% 03/15/30	6,040,000	7,224,323
Series 2008 B, 5.250% 03/15/38	5,000,000	5,416,950
NY Local Government Assistance Corp.
Series 1993 E: Insured: AMBAC 5.250% 04/01/16	10,000,000	11,517,900
Insured: NPFGC 5.000% 04/01/21	3,655,000	4,284,647
NY Metropolitan Transportation Authority
Series 2009 B, 5.000% 11/15/34	3,000,000	3,157,050
NY New York City Transitional Finance Authority
Series 2002 A, 5.500% 11/01/26 (j) (14.000% 11/01/11)	5,000,000	5,323,650
NY Sales Tax Asset Receivables Corp.
Series 2004 A, Insured: AMBAC 5.000% 10/15/32	3,950,000	4,140,824
OH Hamilton County Sales Tax Revenue
Series 2000 B, Insured: AMBAC (a) 12/01/20	2,000,000	1,266,440
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1996 Z, Insured: AGMC 6.000% 07/01/18	10,000,000	11,478,500
TX Harris County Houston Sports Authority
Series 2001 A, Insured: NPFGC: (a) 11/15/14	3,905,000	3,229,279
(a) 11/15/15	3,975,000	3,076,968
(a) 11/15/16	4,040,000	2,925,404
TX Houston Hotel Occupancy
Series 2001 B, Insured: AMBAC (a) 09/01/17	2,000,000	1,458,980
UT Transit Authority Sales Tax Revenue
Series 2006 C, Insured: AGMC 5.250% 06/15/29	10,000,000	11,640,400

	Par ($)	Value ($)
VA Peninsula Town Center Community Development Authority
Series 2007, 6.250% 09/01/24	2,375,000	2,348,281
WA Central Puget Sound Regional Transportation Authority
Series 1998, Insured: FGIC 5.250% 02/01/21	4,500,000	5,278,590
Special Non-Property Tax Total		201,278,071
Special Property Tax – 1.3%
CA Huntington Beach Community Facilities District
Grand Coast Resort, Series 2001-1, 6.450% 09/01/31	1,850,000	1,853,515
CT Harbor Point Infrastructure Improvement District
Series 2010 A, 7.875% 04/01/39	8,000,000	8,417,040
FL Double Branch Community Development District
Series 2002 A, 6.700% 05/01/34	1,295,000	1,334,860
FL Tolomato Community Development District
Series 2007: 6.375% 05/01/17	1,000,000	915,400
6.550% 05/01/27	3,500,000	3,007,655
FL Village Center Community Development District
Series 1998 A, Insured: NPFGC 5.500% 11/01/12	750,000	782,610
FL Waterset North Community Development District
Series 2007 A, 6.600% 05/01/39	3,000,000	1,822,230
FL Westchester Community Development District No. 1
Series 2003, 6.000% 05/01/23	2,095,000	1,779,409
IL Sports Facilities Authority
Series 2001, Insured: AMBAC (a) 06/15/18	4,000,000	2,830,520
IN Portage
Series 2006, 5.000% 01/15/27	410,000	398,696
OH Hickory Chase Community Authority
Series 2008, 6.750% 12/01/27	6,165,000	4,152,436
OH Toledo-Lucas County Port Authority
Series 2007, 5.400% 11/01/36	2,660,000	2,499,842
Special Property Tax Total		29,794,213

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
State Appropriated – 6.4%
CA Public Works Board
Series 2009, 6.125% 11/01/29	6,000,000	6,367,800
IN Office Building Commission
Series 1995 B, Insured: AMBAC 6.250% 07/01/16	8,000,000	9,184,480
NJ Economic Development Authority
Series 2005 N-1: Insured: AGMC 5.500% 09/01/25	23,990,000	27,799,852
Insured: FGIC 5.500% 09/01/27	5,000,000	5,633,900
NJ Transportation Trust Fund Authority
Series 1999 A: 5.750% 06/15/18	5,000,000	5,794,750
5.750% 06/15/20	4,150,000	4,783,871
Series 2006 A, 5.500% 12/15/23	3,000,000	3,406,710
NY Dormitory Authority
Series 1990 A, 7.500% 05/15/13	8,000,000	9,339,360
Series 1993 A: Insured: CGIC 6.000% 07/01/20	6,140,000	7,190,800
Insured: FGIC 5.875% 05/15/17	28,240,000	32,692,036
Series 1993, 6.000% 07/01/20	13,350,000	15,693,325
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A, LOC: Government Development Bank for Puerto Rico 5.750% 08/01/27 (02/01/12) (c)(d)	1,000,000	1,041,880
UT Building Ownership Authority
Series 1998 C, Insured: AGMC 5.500% 05/15/19	3,450,000	4,048,333
WI State
Series 2009 A, 5.750% 05/01/33	5,700,000	6,223,146
WV Building Commission
Series 1998 A, Insured: AMBAC 5.375% 07/01/21	3,215,000	3,517,210
State Appropriated Total		142,717,453

	Par ($)	Value ($)
State General Obligations – 8.6%
CA State
Series 2002, Insured: AMBAC 6.000% 04/01/17	2,500,000	2,914,400
Series 2006, 4.500% 10/01/36	4,015,000	3,515,092
Series 2007: 4.500% 08/01/30	45,000,000	41,406,750
5.000% 12/01/37	8,500,000	8,180,485
Series 2008, 5.250% 03/01/38	8,250,000	8,237,295
Series 2009: 5.500% 11/01/39	15,520,000	15,897,602
6.000% 04/01/35	15,000,000	16,328,550
Series 2010, 5.500% 03/01/40	6,800,000	6,969,660
FL Board of Education
Series 1985, 9.125% 06/01/14	1,380,000	1,578,223
IL State
Series 2001, Insured: FGIC 6.000% 11/01/26	3,000,000	3,502,350
Series 2004 A, 5.000% 03/01/34	3,000,000	3,001,800
Series 2006, 5.500% 01/01/31	7,985,000	8,968,752
MA Bay Transportation Authority
Series 1994 A, Insured: AGMC 7.000% 03/01/19	2,500,000	3,097,900
MA State
Series 2006 B, Insured: AGMC 5.250% 09/01/25	5,000,000	5,974,850
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2002 F, 5.250% 07/01/20	2,000,000	2,131,380
Series 2007, 6.250% 07/01/31	27,000,000	31,212,000
PR Commonwealth of Puerto Rico
Series 1996 B, Insured: AMBAC 6.500% 07/01/15	2,650,000	3,013,898
WA State
Series 2000 S-5, Insured: FGIC (a) 01/01/19	1,500,000	1,115,220

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2007 D, Insured: AMBAC 4.500% 01/01/30	24,470,000	24,705,402
State General Obligations Total		191,751,609
Tax-Backed Total		811,524,727
Transportation – 8.2%
Air Transportation – 0.5%
CO Denver City & County Special Facility Authority
United Airlines, Inc., Series 2007, AMT, 5.250% 10/01/32	5,000,000	3,874,050
IL Chicago O'Hare International Airport
United Airlines, Inc., Series 1999 A, 5.350% 09/01/16 (k)	4,100,000	41,000
IN Indianapolis Airport Authority
United Airlines, Inc., Series 1995 A, AMT, 6.500% 11/15/31 (l)	1,348,969	13,759
NJ Economic Development Authority
Continental Airlines, Inc., Series 1999, AMT: 6.250% 09/15/19	1,300,000	1,248,624
6.250% 09/15/29	2,000,000	1,860,260
6.400% 09/15/23	4,000,000	3,834,040
NY New York City Industrial Development Agency
American Airlines, Inc., Series 2005, AMT, GTY AGMT: AMR Corp. 7.625% 08/01/25	1,000,000	1,014,670
Air Transportation Total		11,886,403
Airports – 0.9%
FL Miami-Dade
Series 2010 A1, 5.375% 10/01/35	6,000,000	6,140,580
MA Port Authority
Series 1999 D, AMT, Insured: FGIC 6.000% 07/01/29	1,545,000	1,553,637
TX Houston
Series 2009 A, 5.500% 07/01/34	10,500,000	11,315,745
Airports Total		19,009,962

	Par ($)	Value ($)
Toll Facilities – 5.3%
CA San Joaquin Hills Transportation Corridor Agency
Series 1997 A, Insured: NPFGC: (a) 01/15/12	2,500,000	2,288,975
(a) 01/15/14	14,450,000	11,566,502
CO E-470 Public Highway Authority
Series 1997 B, Insured: NPFGC (a) 09/01/22	6,515,000	3,084,722
Series 2000, Insured: NPFGC (a) 09/01/18	18,600,000	11,768,778
MA Turnpike Authority
Series 1997 A, Insured: NPFGC (a) 01/01/24	7,000,000	3,343,900
Series 1997 C, Insured: NPFGC: (a) 01/01/18	4,700,000	3,293,384
(a) 01/01/20	17,000,000	10,507,020
NJ Turnpike Authority
Series 1991 C, Insured: AGMC 6.500% 01/01/16	1,415,000	1,726,781
Series 2004 C-2, Insured: AMBAC 5.500% 01/01/25	2,500,000	2,935,675
Series 2005, Insured: AGMC 5.250% 01/01/30	2,000,000	2,281,340
Series 2009 E, 5.250% 01/01/40	4,425,000	4,662,357
Series 2009 H, 5.000% 01/01/36	3,000,000	3,112,290
NY Triborough Bridge & Tunnel Authority
Series 2002, Insured: NPFGC 5.500% 11/15/20	6,800,000	8,064,868
TX Central Texas Regional Mobility Authority
Series 2010, (a) 01/01/25	2,000,000	716,520
TX North Texas Tollway Authority
Series 2008 F, 5.750% 01/01/38	11,355,000	11,865,067
Series 2009 C, 5.250% 01/01/44	10,000,000	10,006,300

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Turnpike Authority
Series 2002 A, Insured: AMBAC: (a) 08/15/16	7,000,000	5,269,670
(a) 08/15/18	10,000,000	6,578,000
(a) 08/15/19	10,330,000	6,364,520
VA Richmond Metropolitan Authority
Series 1998, Insured: FGIC 5.250% 07/15/22	7,800,000	8,610,888
Toll Facilities Total		118,047,557
Transportation – 1.5%
IN Finance Authority Highway Revenue
Series 2007 A, Insured: FGIC 4.500% 06/01/29	10,000,000	10,016,700
NV Department of Business & Industry
Las Vegas Monorail Co., 2nd Tier, Series 2000: 7.375% 01/01/30 (i)	1,650,000	66,000
7.375% 01/01/40 (i)	3,750,000	150,000
NY Metropolitan Transportation Authority
Series 2007 A, Insured: AGMC 5.000% 11/15/33	12,000,000	12,300,120
Series 2007 B, 5.000% 11/15/24	6,820,000	7,224,631
OH Toledo-Lucas County Port Authority
Series 1992, 6.450% 12/15/21	3,950,000	4,511,176
Transportation Total		34,268,627
Transportation Total		183,212,549
Utilities – 15.7%
Independent Power Producers – 0.6%
NY Port Authority of New York & New Jersey
KIAC Partners, Series 1996 IV, AMT, 6.750% 10/01/19	7,000,000	6,187,790
NY Suffolk County Industrial Development Agency
Nissequogue Cogeneration Partners Facilities, Series 1998, AMT, 5.500% 01/01/23	7,800,000	6,879,210
Independent Power Producers Total		13,067,000
Investor Owned – 3.7%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co., Series 1997 A, AMT, 6.100% 09/01/25	2,000,000	2,005,740

	Par ($)	Value ($)
DE Economic Development Authority
Delmarva Power & Light Co., Series 2010, 5.400% 02/01/31	5,000,000	5,113,550
HI Department of Budget & Finance
Hawaiian Electric Co., Series 2009, GTY AGMT: Hawaiian Electric Co. 6.500% 07/01/39	5,250,000	5,719,297
IN Development Finance Authority
Series 1999, AMT, 5.950% 08/01/30	5,000,000	5,045,450
IN Jasper County Pollution Control Revenue
Northern Indiana Public Service Co.: Series 1994 C, Insured: NPFGC 5.850% 04/01/19	3,000,000	3,292,770
Series 2003, Insured: AMBAC 5.700% 07/01/17	2,000,000	2,183,540
IN Petersburg
Series 1995 C, AMT, 5.950% 12/01/29	5,000,000	5,048,200
MA Development Finance Agency
Dominion Energy Brayton, Series 2006, AMT, 5.000% 02/01/36	3,000,000	2,775,390
MI Strategic Fund
Detroit Edison Co., Series 1991 BB, Insured: AMBAC 7.000% 05/01/21	2,505,000	3,016,621
NY Energy & Research Development Authority
Brooklyn Union Gas Co., Series 1993, 11.851% 04/01/20 (06/23/10) (c)(d)	13,000,000	13,509,340
PA Economic Development Financing Authority
Allegheny Energy Specialty Co., Series 2009, 7.000% 07/15/39	13,000,000	14,582,360
TX Brazos River Authority Pollution Control Revenue
TXU Energy Co. LLC: Series 1999 B, AMT, 6.750% 09/01/34 (04/01/13) (c)(d)	12,455,000	10,421,348
Series 2001 A, AMT, 8.250% 10/01/30	5,250,000	3,397,958
Series 2003 A, AMT, 6.750% 04/01/38	1,900,000	1,589,768

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Matagorda County Navigation District No 1
Series 2001 A, 6.300% 11/01/29	2,800,000	3,047,100
TX Sabine River Authority Pollution Control Revenue
Series 2001 C, 5.200% 05/01/28	3,000,000	1,502,580
Investor Owned Total		82,251,012
Joint Power Authority – 3.8%
AZ Salt River Project Agricultural Improvement & Power District
Series 2006 A, 5.000% 01/01/37	5,000,000	5,162,100
GA Municipal Electric Authority
Series 1991, Insured: NPFGC 6.600% 01/01/18	17,280,000	20,366,554
KY Ohio County Pollution Control
Series 2010 A, 6.000% 07/15/31 (f)	10,770,000	10,770,000
NC Eastern Municipal Power Agency
Series 1991 A, 6.500% 01/01/18	2,185,000	2,594,578
Series 2009 B, 5.000% 01/01/26	7,000,000	7,333,270
ND McLean
Great River Energy, Series 2010 B, 5.150% 07/01/40	7,900,000	7,967,703
SC Piedmont Municipal Power Agency
Series 1993, Insured: NPFGC 5.375% 01/01/25	11,370,000	12,412,629
Series 2004 A, Insured: FGIC (a) 01/01/24	5,000,000	2,442,850
SC Public Service Authority
Series 2008 A, 5.500% 01/01/38	3,000,000	3,274,200
TX Sam Rayburn Municipal Power Agency
Series 2002, 6.000% 10/01/16	5,000,000	5,245,100
WY Campbell
Basin Electric Power Coop, Series 2009, 5.750% 07/15/39	7,900,000	8,533,975
Joint Power Authority Total		86,102,959
Municipal Electric – 1.8%
NY Long Island Power Authority
Series 2008 A, 6.000% 05/01/33	2,725,000	3,097,726

	Par ($)	Value ($)
PA Westmoreland County Municipal Authority
Series 1995 A, Insured: FGIC (a) 08/15/23	5,540,000	2,880,246
Series 1999 A, Insured: NPFGC (a) 08/15/22	2,000,000	1,140,500
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2007 VV, Insured: FGIC 5.250% 07/01/34	10,870,000	11,124,575
Series 2010 XX, 5.250% 07/01/40	6,000,000	6,055,860
SD Heartland Consumers Power District
Series 1992, Insured: AGMC 6.000% 01/01/17	13,600,000	15,575,536
Municipal Electric Total		39,874,443
Water & Sewer – 5.8%
AL Birmingham Waterworks & Sewer Board
Series 2007 A, Insured: AMBAC 4.375% 01/01/32	6,000,000	5,655,420
AL Jefferson County
Series 1997 A, Insured: FGIC 5.625% 02/01/22	570,000	213,334
CA Castaic Lake Water Agency
Series 1999, Insured: AMBAC (a) 08/01/24	9,445,000	4,361,418
CA San Diego Public Facilities Financing Authority
Series 2009, 5.250% 05/15/39	17,000,000	18,021,700
CA San Francisco City & County Public Utilities Commission
Series 2006 A, Insured: AGMC 4.500% 11/01/31	17,800,000	17,726,664
FL Seminole County
Series 1992, Insured: NPFGC 6.000% 10/01/19	470,000	546,615
FL St. John's County Water & Sewer Authority
Series 1991 A, Insured: NPFGC (a) 06/01/13	2,600,000	2,416,856

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 1999 A, Insured: NPFGC (a) 06/01/14	1,500,000	1,344,075
GA Atlanta Water & Wastewater Revenue
Series 1991 A, Insured: FGIC 5.500% 11/01/22	5,475,000	6,097,562
Series 2001 A, Insured: NPFGC 5.500% 11/01/27	1,500,000	1,598,685
GA Henry County Water & Sewer Authority
Series 1997, Insured: AMBAC 6.150% 02/01/20	5,390,000	6,483,685
GA Milledgeville Water & Sewer Revenue
Series 1996, Insured: AGMC 6.000% 12/01/21	1,000,000	1,197,960
IL Chicago
Series 1998, Insured: NPFGC (a) 01/01/20	7,275,000	4,855,553
IN Bond Bank Revenue
Series 2008 B, Insured: AGMC (a) 06/01/29	8,075,000	2,916,528
MA Water Resources Authority
Series 2002 J, Insured: AGMC 5.500% 08/01/21	5,000,000	6,156,700
Series 2006 A, Insured: AMBAC 5.000% 08/01/24	2,170,000	2,407,398
MS V Lakes Utility District
Series 1994, 7.000% 07/15/37 (07/15/24) (c)(d)	465,000	411,888
NY New York City Municipal Water Finance Authority
Series 2001 D, 5.250% 06/15/25	3,520,000	3,687,481
OH Cleveland Waterworks Revenue
Series 1993 G, Insured: NPFGC 5.500% 01/01/21	4,015,000	4,662,499
OH Lakewood Water Systems Revenue
Series 1995, Insured: AMBAC 5.850% 07/01/20	1,955,000	2,290,595
OH Water Development Authority
Series 2005 B, 4.750% 06/01/25	920,000	977,620

	Par ($)	Value ($)
PA Dauphin County Industrial Development Authority
Dauphin Water Supply Co., Series 1992 A, AMT, 6.900% 06/01/24	3,400,000	3,955,560
TX Houston Water & Sewer Systems
Series 1998 A, Insured: AGMC: (a) 12/01/19	9,545,000	6,790,695
(a) 12/01/23	985,000	570,955
VA Fairfax County Water Authority
Series 2005 B, 5.250% 04/01/24	6,175,000	7,550,358
WA King County
Series 2007, Insured: AGMC 5.000% 01/01/42	15,600,000	16,202,784
Water & Sewer Total		129,100,588
Utilities Total		350,396,002
Total Municipal Bonds (cost of $2,071,991,307)		2,166,559,332
Municipal Preferred Stocks – 0.4%
	Shares
Housing – 0.4%
Multi-Family – 0.4%
Munimae TE Bond Subsidiary LLC
Series 2000 B, AMT, 7.750% 06/30/50 (g)	10,000,000	8,200,900
Series 2005 C-3, AMT, 5.500% 11/29/49 (g)	1,000,000	634,240
Multi-Family Total		8,835,140
Housing Total		8,835,140
Total Municipal Preferred Stocks (cost of $11,000,000)		8,835,140
Investment Companies – 2.0%
BofA Tax-Exempt Reserves, Capital Class Shares (7 day yield of 0.140%) (m)(n)	20,387,721	20,387,721
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.110%)	24,798,202	24,798,202
Total Investment Companies (cost of $45,185,923)		45,185,923
Total Investments – 99.3% (cost of $2,128,177,230) (o)		2,220,580,395
Other Assets & Liabilities, Net – 0.7%		15,084,985
Net Assets – 100.0%		2,235,665,380

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2010, the value of this security amounted to $6,849,500, which represents 0.3% of net assets.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2010.

(d)  Parenthetical date represents the next interest rate reset date for the security.

(e)  The issuer is in default of certain debt covenants. Income is being partially accrued based on the execution of the forbearance agreement with the borrower. At May 31, 2010, the value of this security amounted to $803,101, which represents less than 0.1% of net assets.

(f)  Security purchased on a delayed delivery basis.

(g)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities, which are not illiquid except for the following, amounted to $42,401,703, which represents 1.9% of net assets.

Security	Acquisition Date	Par/ Shares	Cost	Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$6,615,223	$6,751,636	$6,279,765
CA Cabazon Band Mission Indians, Series 2004: 8.375% 10/01/15	10/08/04- 05/14/10	$1,740,000	1,670,000	1,133,941
8.750% 10/01/19	10/08/04- 05/14/10	$8,670,000	8,323,500	5,643,823
OR Cow Creek Band Umpqua Tribe of Indians, Series 2006 C, 5.625% 10/01/26	06/15/06	$3,500,000	3,500,000	2,590,035
Munimae TE Bond Subsidiary, LLC: Series 2000 B, AMT, 7.750% 06/30/50	09/05/02	10,000,000	10,000,000	8,200,900
Series 2005 C-3, AMT, 5.500% 11/29/49	11/04/05	1,000,000	1,000,000	634,240
				$24,482,704

(h)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(i)  The issuer is in default of certain debt covenants. Income is not being accrued. At May 31, 2010, the value of these securities amounted to $2,220,520, which represents 0.1% of net assets.

(j)  Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(k)  Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(l)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At May 31, 2010, the value of this security amounted to $13,759, which represents less than 0.1% of net assets.

(m)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by BofA Advisors, LLC or one of its affiliates.

(n)  Investments in affiliates during the six months ended May 31, 2010 were:

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Value, End of Period
BofA Tax-Exempt Reserves, Capital Class Shares (7 day yield of 0.140%)*	$8,400,884	$130,116,324	$128,662,066	$5,793	$—

* As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from December 1, 2009 through April 30, 2010.

(o)  Cost for federal income tax purposes is $2,123,405,914.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$151,442,342	$—	$151,442,342
Health Care	—	187,730,252	6,849,500	194,579,752
Housing	—	73,408,375	—	73,408,375
Industrials	—	63,029,477	—	63,029,477
Other	—	299,655,242	—	299,655,242
Other Revenue	—	31,621,435	—	31,621,435
Resource Recovery	—	7,689,431	—	7,689,431
Tax-Backed	—	811,524,727	—	811,524,727
Transportation	—	183,212,549	—	183,212,549
Utilities	—	350,396,002	—	350,396,002
Total Municipal Bonds	—	2,159,709,832	6,849,500	2,166,559,332
Total Municipal Preferred Stocks	—	8,835,140	—	8,835,140
Total Investment Companies	45,185,923	—	—	45,185,923
Total Investments	$45,185,923	$2,168,544,972	$6,849,500	$2,220,580,395

The following table reconciles asset balances for the six month period ending May 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of November 30, 2009	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out of) Level 3	Balance as of May 31, 2010
Municipal Bonds Health Care	$6,849,500	$–	$–	$–	$–	$–	$–	$–	$6,849,500

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $0. This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At May 31, 2010, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	36.3
Utilities	15.7
Refunded/Escrowed	10.7
Health Care	8.7
Transportation	8.2
Education	6.8
Housing	3.7
Industrials	2.8
Pool/ Bond Bank	1.5
Other Revenue	1.4
Other	0.7
Tobacco	0.5
Resource Recovery	0.3
97.3
Investment Companies	2.0
Other Assets & Liabilities, Net	0.7
100.0

At May 31, 2010, the Fund held investments in the following states/territories:

State/Territory	% of Total Investments
New York	12.6
California	12.3
Massachusetts	9.4
Texas	8.0
Illinois	7.3
Other*	50.4
100.0

* Includes all states/territories that are individually less than 5.0% of total investments.

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CAP	Capital Markets Assurance Corp.
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Tax-Exempt Fund
May 31, 2010 (Unaudited)

Assets	Investments, at cost	$2,128,177,230
	Investments, at value	$2,220,580,395
	Cash	527,943
	Receivable for:
	Investments sold	1,384,375
	Fund shares sold	357,645
	Interest	32,738,261
	Trustees' deferred compensation plan	209,842
	Prepaid expenses	62,617
	Total Assets	2,255,861,078
Liabilities	Expense reimbursement due to investment advisor	167
	Payable for:
	Investments purchased on a delayed delivery basis	12,220,000
	Fund shares repurchased	2,145,762
	Distributions	4,143,770
	Investment advisory fee	920,487
	Pricing and bookkeeping fees	22,349
	Transfer agent fee	170,708
	Trustees' fees	20,465
	Custody fee	9,553
	Distribution and service fees	263,110
	Chief compliance officer expenses	406
	Trustees' deferred compensation plan	209,842
	Other liabilities	69,079
	Total Liabilities	20,195,698
	Net Assets	2,235,665,380
Net Assets Consist of	Paid-in capital	2,145,516,676
	Undistributed net investment income	9,011,825
	Accumulated net realized loss	(11,266,286)
	Net unrealized appreciation (depreciation) on investments	92,403,165
	Net Assets	2,235,665,380
Class A	Net assets	$1,355,101,831
	Shares outstanding	101,616,580
	Net asset value per share	$13.34	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($13.34/0.9525)	$14.01	(b)
Class B	Net assets	$9,620,987
	Shares outstanding	721,470
	Net asset value and offering price per share	$13.34	(a)
Class C	Net assets	$36,661,794
	Shares outstanding	2,749,209
	Net asset value and offering price per share	$13.34	(a)
Class Z	Net assets	$834,280,768
	Shares outstanding	62,561,264
	Net asset value, offering and redemption price per share	$13.34

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Tax-Exempt Fund
For the Six Months Ended May 31, 2010 (Unaudited)

		($)
Investment Income	Interest	59,031,275
	Dividends	8,375
	Dividends from affiliates	5,793
	Total Investment Income	59,045,443
Expenses	Investment advisory fee	5,410,545
	Distribution fee:
	Class B	41,393
	Class C	131,563
	Service fee:
	Class A	1,353,296
	Class B	11,038
	Class C	35,058
	Transfer agent fee	829,218
	Pricing and bookkeeping fees	99,755
	Trustees' fees	52,050
	Custody fee	29,037
	Chief compliance officer expenses	730
	Other expenses	276,143
	Total Expenses	8,269,826
	Fees waived by distributor - Class C	(26,389)
	Expense reductions	(72)
	Net Expenses	8,243,365
	Net Investment Income	50,802,078
Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on investments	17,679,817
	Net change in unrealized appreciation (depreciation) on investments	30,693,153
	Net Gain	48,372,970
	Net Increase Resulting from Operations	99,175,048

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Tax-Exempt Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended May 31, 2010 ($)	Year Ended November 30, 2009 ($)
Operations	Net investment income	50,802,078	105,632,423
	Net realized gain (loss) on investments	17,679,817	(6,883,770)
	Net change in unrealized appreciation (depreciation) on investments	30,693,153	197,868,412
	Net increase resulting from operations	99,175,048	296,617,065
Distributions to Shareholders	From net investment income:
	Class A	(30,111,991)	(62,571,869)
	Class B	(203,874)	(620,807)
	Class C	(674,705)	(1,223,251)
	Class Z	(19,364,071)	(40,295,250)
	Total distributions to shareholders	(50,354,641)	(104,711,177)
	Net Capital Stock Transactions	(56,421,027)	(102,215,429)
	Increase from regulatory settlements	19,753	—
	Total increase (decrease) in net assets	(7,580,867)	89,690,459
Net Assets	Beginning of period	2,243,246,247	2,153,555,788
	End of period	2,235,665,380	2,243,246,247
	Undistributed net investment income at end of period	9,011,825	8,200,811

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia Tax-Exempt Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended May 31, 2010		Year Ended November 30, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,496,435	19,729,948	3,984,731	50,149,108
Distributions reinvested	1,632,828	21,530,007	3,542,315	44,739,739
Redemptions	(5,942,361)	(78,343,864)	(11,594,982)	(145,408,139)
Net decrease	(2,813,098)	(37,083,909)	(4,067,936)	(50,519,292)
Class B
Subscriptions	10,709	141,977	111,746	1,389,261
Distributions reinvested	8,944	117,879	28,610	360,464
Redemptions	(277,280)	(3,654,919)	(651,960)	(8,243,436)
Net decrease	(257,627)	(3,395,063)	(511,604)	(6,493,711)
Class C
Subscriptions	332,088	4,375,171	948,430	11,941,752
Distributions reinvested	24,469	322,734	44,909	568,462
Redemptions	(219,286)	(2,889,767)	(475,178)	(5,991,496)
Net increase	137,271	1,808,138	518,161	6,518,718
Class Z
Subscriptions	3,719,987	48,984,027	9,841,312	122,702,549
Distributions reinvested	340,019	4,483,384	729,539	9,211,438
Redemptions	(5,407,419)	(71,217,604)	(14,772,539)	(183,635,131)
Net decrease	(1,347,413)	(17,750,193)	(4,201,688)	(51,721,144)

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class A Shares	2010		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$13.05		$11.95		$13.52		$13.88		$13.49		$13.51
Income from Investment Operations:
Net investment income (a)	0.30		0.60		0.59		0.60		0.61		0.62
Net realized and unrealized gain (loss) on investments and futures contracts	0.28		1.09		(1.57)		(0.37)		0.38		(0.03)
Total from investment operations	0.58		1.69		(0.98)		0.23		0.99		0.59
Less Distributions to Shareholders:
From net investment income	(0.29)		(0.59)		(0.59)		(0.59)		(0.60)		(0.61)
Increase from regulatory settlements	—	(b)	—		—		—		—		—
Net Asset Value, End of Period	$13.34		$13.05		$11.95		$13.52		$13.88		$13.49
Total return (c)	4.51	%(d)	14.42%		(7.48)%		1.74%		7.53%		4.41	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (f)	0.80	%(g)	0.80%		0.78%		0.78%		0.80%		0.82%
Interest expense and fees	—		—	%(h)(i)	0.02	%(h)	0.04	%(h)	0.05	%(h)	0.04	%(h)
Net expenses (f)	0.80	%(g)	0.80%		0.80%		0.82%		0.85%		0.86%
Waiver/Reimbursement	—		—		—		—		—		—	%(i)
Net investment income (f)	4.49	%(g)	4.73%		4.56%		4.40%		4.46%		4.50%
Portfolio turnover rate	8	%(d)	12%		14%		13%		5%		4%
Net assets, end of period (000s)	$1,355,102		$1,362,545		$1,296,698		$1,533,614		$1,646,201		$1,577,102

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Interest expense and fees relate to the Fund's liability with respect to floating-rate notes held in conjunction with investments in inverse floating rate obligations.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class B Shares	2010		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$13.05		$11.95		$13.52		$13.88		$13.49		$13.51
Income from Investment Operations:
Net investment income (a)	0.25		0.50		0.50		0.50		0.50		0.51
Net realized and unrealized gain (loss) on investments and futures contracts	0.28		1.10		(1.58)		(0.37)		0.39		(0.02)
Total from investment operations	0.53		1.60		(1.08)		0.13		0.89		0.49
Less Distributions to Shareholders:
From net investment income	(0.24)		(0.50)		(0.49)		(0.49)		(0.50)		(0.51)
Increase from regulatory settlements	—	(b)	—		—		—		—		—
Net Asset Value, End of Period	$13.34		$13.05		$11.95		$13.52		$13.88		$13.49
Total return (c)	4.12	%(d)	13.57%		(8.17)%		0.98%		6.73%		3.63	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (f)	1.55	%(g)	1.55%		1.53%		1.53%		1.55%		1.57%
Interest expense and fees	—		—	%(h)(i)	0.02	%(h)	0.04	%(h)	0.05	%(h)	0.04	%(h)
Net expenses (f)	1.55	%(g)	1.55%		1.55%		1.57%		1.60%		1.61%
Waiver/Reimbursement	—		—		—		—		—		—	%(i)
Net investment income (f)	3.74	%(g)	4.00%		3.81%		3.65%		3.71%		3.75%
Portfolio turnover rate	8	%(d)	12%		14%		13%		5%		4%
Net assets, end of period (000s)	$9,621		$12,775		$17,816		$27,047		$43,771		$38,193

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Interest expense and fees relate to the Fund's liability with respect to floating-rate notes held in conjunction with investments in inverse floating rate obligations.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,
Class C Shares	2010		2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$13.05		$11.95		$13.52		$13.88		$13.49		$13.51
Income from Investment Operations:
Net investment income (a)	0.26		0.52		0.51		0.51		0.52		0.53
Net realized and unrealized gain (loss) on investments and futures contracts	0.28		1.09		(1.57)		(0.36)		0.39		(0.02)
Total from investment operations	0.54		1.61		(1.06)		0.15		0.91		0.51
Less Distributions to Shareholders:
From net investment income	(0.25)		(0.51)		(0.51)		(0.51)		(0.52)		(0.53)
Increase from regulatory settlements	—	(b)	—		—		—		—		—
Net Asset Value, End of Period	$13.34		$13.05		$11.95		$13.52		$13.88		$13.49
Total return (c)(d)	4.20	%(e)	13.74%		(8.05)%		1.13%		6.89%		3.78%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (f)	1.40	%(g)	1.40%		1.38%		1.38%		1.40%		1.42%
Interest expense and fees	—		—	%(h)(i)	0.02	%(h)	0.04	%(h)	0.05	%(h)	0.04	%(h)
Net expenses (f)	1.40	%(g)	1.40%		1.40%		1.42%		1.45%		1.46%
Waiver/Reimbursement	0.15	%(g)	0.15%		0.15%		0.15%		0.15%		0.15%
Net investment income (f)	3.89	%(g)	4.11%		3.95%		3.78%		3.83%		3.90%
Portfolio turnover rate	8	%(e)	12%		14%		13%		5%		4%
Net assets, end of period (000s)	$36,662		$34,079		$25,023		$22,650		$20,789		$10,396

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Interest expense and fees relate to the Fund's liability with respect to floating-rate notes held in conjunction with investments in inverse floating rate obligations.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31,		Year Ended November 30,								Period Ended November 30,
Class Z Shares	2010		2009		2008		2007		2006		2005 (a)
Net Asset Value, Beginning of Period	$13.05		$11.95		$13.52		$13.88		$13.49		$13.71
Income from Investment Operations:
Net investment income (b)	0.31		0.62		0.62		0.62		0.62		0.13
Net realized and unrealized gain (loss) on investments and futures contracts	0.29		1.10		(1.58)		(0.36)		0.40		(0.22)
Total from investment operations	0.60		1.72		(0.96)		0.26		1.02		(0.09)
Less Distributions to Shareholders:
From net investment income	(0.31)		(0.62)		(0.61)		(0.62)		(0.63)		(0.13)
Increase from regulatory settlements	—	(c)	—		—		—		—		—
Net Asset Value, End of Period	$13.34		$13.05		$11.95		$13.52		$13.88		$13.49
Total return (d)	4.61	%(e)	14.64%		(7.30)%		1.94%		7.75%		(0.63	)%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (g)	0.60	%(h)	0.60%		0.58%		0.58%		0.60%		0.57	%(h)
Interest expense and fees	—		—	%(i)(j)	0.02	%(i)	0.04	%(i)	0.05	%(i)	0.04	%(h)(i)
Net expenses (g)	0.60	%(h)	0.60%		0.60%		0.62%		0.65%		0.61	%(h)
Waiver/Reimbursement	—		—		—		—		—		—	%(h)(j)
Net investment income (g)	4.69	%(h)	4.93%		4.76%		4.59%		4.62%		4.91	%(h)
Portfolio turnover rate	8	%(e)	12%		14%		13%		5%		4	%(e)
Net assets, end of period (000s)	$834,281		$833,847		$814,018		$884,741		$889,644		$329,637

(a)  On September 16, 2005, Columbia Tax-Exempt Fund Class Z shares commenced operations.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Interest expense and fees relate to the Fund's liability with respect to floating-rate notes held in conjunction with investments in inverse floating rate obligations.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Tax-Exempt Fund

May 31, 2010 (Unaudited)

Note 1. Organization

Columbia Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable. The Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows

Columbia Tax-Exempt Fund, May 31, 2010 (Unaudited)

and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment and the impact to the financial statements.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year

Columbia Tax-Exempt Fund, May 31, 2010 (Unaudited)

substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended November 30, 2009 was as follows:

Tax-Exempt Income	$104,333,465
Ordinary Income*	377,712

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at May 31, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$156,589,908
Unrealized depreciation	(59,415,427)
Net unrealized appreciation	$97,174,481

The following capital loss carryforwards, determined as of November 30, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2010	$10,177,991
2016	4,819,912
2017	8,839,149
Total	$23,837,052

Of the capital loss carryforwards attributable to the Fund, $1,320,005 expiring on November 30, 2010, remains from the merger with Columbia Municipal Income Fund, none of which was utilized to offset gains during the year ended November 30, 2009. The availability of a portion of the remaining capital loss carryforwards from the Fund may be limited in a given year.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. ("Ameriprise Financial") acquired a portion of the asset management business of Columbia Management

Columbia Tax-Exempt Fund, May 31, 2010 (Unaudited)

Group, LLC (the "Transaction"), including the business of managing the Fund. In connection with the closing of the Transaction (the "Closing"), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Fund and subsequently changed its name to Columbia Management Investment Advisers, LLC (the "New Advisor"). The New Advisor receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.55%
$500 million to $1 billion	0.50%
$1 billion to $1.5 billion	0.47%
$1.5 billion to $3 billion	0.44%
$3 billion to $6 billion	0.43%
Over $6 billion	0.42%

Prior to the Closing, Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provided investment advisory services to the Fund under the same fee structure.

For the six month period ended May 31, 2010, the Fund's annualized effective investment advisory fee rate was 0.48% of the Fund's average daily net assets.

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Fund under a new Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, the New Advisor provides administrative and other services to the Fund, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor does not receive a fee for its services under the Administrative Agreement.

Pricing and Bookkeeping Fees

Prior to the Closing, the Fund entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Also prior to the Closing, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed Columbia for out-of-pocket expenses. The Services Agreement was terminated upon the Closing. These services are now provided under the Administrative Agreement discussed above.

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Fund and subsequently changed its name to Columbia Management Investment Services Corp. (the "New Transfer Agent"). The transfer agent fee rates paid by the Fund did not change as a result of the change in transfer agent.

Prior to the Closing, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties

Columbia Tax-Exempt Fund, May 31, 2010 (Unaudited)

(including affiliates of BOA) for services to those accounts. Prior to November 1, 2009, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund. The arrangement with BFDS has been continued by the New Transfer Agent.

The Former Transfer Agent retained, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended May 31, 2010, no minimum account balance fees were charged.

Underwriting Discounts, Service and Distribution Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Fund and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the "New Distributor"). Prior to the Closing, Columbia Management Distributors, Inc. (the "Former Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Fund's shares. There were no changes to the underwriting discount structure of the Fund or the service or distribution fee rates paid by the Fund as a result of the Transaction.

For the six month period ended May 31, 2010, the New Distributor and Former Distributor retained net underwriting discounts of $41,512 on sales of the Fund's Class A shares and received net CDSC fees of $-, $2,821 and $2,043 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted distribution and shareholder servicing plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act for Class A, Class B and Class C shares, which require the payment of distribution and service fees. The fees are intended to compensate the New Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Payments under the Plans, which are calculated daily and paid monthly, are based on the average daily net assets of the applicable class of the Fund at the following annual rates:

Distribution Fee		Service Fee
Class B	Class C	Class A	Class B	Class C
0.75%	0.75%	0.20%	0.20%	0.20%

The Former Distributor voluntarily waived a portion of the distribution fee for Class C shares so that the combined distribution and service fees did not exceed 0.80% annually of Class C shares average daily net assets. This arrangement has been continued by the New Distributor and may be modified or terminated by the New Distributor at any time.

Fee Waivers and Expense Reimbursements

In connection with the Closing, the New Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% of the Fund's average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement any time. For the period January 1, 2009 through the Closing, Columbia voluntarily reimbursed a portion of the Fund's expenses in the same manner.

Fees Paid to Officers and Trustees

As of May 1, 2010, all officers of the Fund are employees of the New Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal

Columbia Tax-Exempt Fund, May 31, 2010 (Unaudited)

securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statements of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities.

Other

Prior to the Closing, the Fund may have made daily investments of cash balances in BofA (formerly Columbia) Tax-Exempt Reserves, an affiliated open-ended investment company of Columbia, pursuant to an exemptive order received from the Securities and Exchange Commission. As an investing Fund, the Fund indirectly was allocated its proportionate share of the expenses of Columbia Tax-Exempt Reserves.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended May 31, 2010, these custody credits reduced total expenses by $72 for the Fund.

Note 6. Portfolio Information

For the six month period ended May 31, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $181,104,413 and $267,548,410, respectively.

Note 7. Regulatory Settlements

During the six month period ended May 31, 2010, the Fund received payments totaling $19,753 relating to certain regulatory settlements with third parties that the Fund had participated in during the year. The payments have been included in "Increase from regulatory settlements" on the Statement of Changes in Net Assets.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any Fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended May 31, 2010, the Fund did not borrow under these arrangements.

Note 9. Shareholder Concentration

As of May 31, 2010, 2 shareholder accounts owned 36.6% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

High-Yield Securities Risk

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield

Columbia Tax-Exempt Fund, May 31, 2010 (Unaudited)

securities may be less liquid to the extent that there is no established secondary market.

Geographic Concentration

The Fund had greater than 5% of its total net assets at May 31, 2010, invested in debt obligations issued by each of New York, California, Illinois, Texas and Massachusetts and their political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of these states' or territories' municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently

Columbia Tax-Exempt Fund, May 31, 2010 (Unaudited)

the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Board Consideration and Approval of Advisory Agreements

The Board unanimously approved the Advisory Agreements at a meeting held on December 17, 2009. These agreements were approved by shareholders on March 3, 2010, and took effect upon the closing of the acquisition of the long-term asset management business of Columbia by Ameriprise Financial, Inc. ("Ameriprise") (the "Transaction").

The Advisory Fees and Expenses Committee (the "Committee") of the Board met on multiple occasions to review the investment management services agreements (the "Advisory Agreements") for the funds for which the Trustees serve as trustees (each a "Fund," and collectively, the "Funds"). On December 14, 2009, the Committee recommended that the full Board approve the Advisory Agreements. On December 17, 2009, the full Board, including a majority of the Trustees who have no direct or indirect interest in the Advisory Agreements and who are not "interested persons" (as defined in the 1940 Act) of the Trust (the "Independent Trustees"), approved the Advisory Agreement with Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) ("CMIA") for each Fund. Prior to their approval of the Advisory Agreements, the Committee and the Independent Trustees requested and evaluated materials from, and were provided materials and information about the Transaction and matters related to the proposals by, BOA, Columbia, CMIA and Ameriprise. In connection with their most recent approval of the Funds' previous advisory agreements (the "Former Advisory Agreements") on October 28, 2009, the Committee and the Trustees requested and evaluated materials from Columbia, and discussed such materials with representatives of Columbia. The Committee, at meetings held on August 11, 2009, September 23, 2009, October 27, 2009, November 30, 2009, December 7, 2009 and December 14, 2009, and the Independent Trustees, at meetings held on August 12, 2009, August 20, 2009, October 28, 2009, December 8, 2009, December 14, 2009 and December 17, 2009, discussed the materials provided in connection with the October 28, 2009 approvals and the materials provided in connection with their consideration of the Advisory Agreements and other matters relating to the Transaction with representatives of BOA, Columbia, CMIA and Ameriprise. The Trustees consulted with experienced legal counsel, who advised on the legal standards for consideration by the Trustees. The Independent Trustees also discussed the proposed approvals with independent legal counsel in private sessions.

The Trustees reviewed each Advisory Agreement, as well as certain information obtained through CMIA's responses to initial and supplemental questionnaires prepared at the request of the Trustees by counsel to the Funds and independent legal counsel to the Independent Trustees. The Committee and the Trustees also met with, and reviewed and considered a report prepared and provided by, the independent fee consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into by Columbia with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). Under the NYAG Settlement, the Fee Consultant's role is to manage the process by which management fees are negotiated so that they are negotiated in a manner that is at arms' length and reasonable.

The Trustees considered all materials that they, their legal counsel or CMIA believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The material factors that formed the basis for the Trustees' approvals included the factors set forth below:

(i)  the reputation, financial strength, regulatory histories and resources of CMIA and its parent, Ameriprise;

(ii)  the capabilities of CMIA with respect to compliance, including an assessment of CMIA's compliance system by the Funds' Chief Compliance Officer;

(iii)  the qualifications of the personnel of CMIA that would be expected to provide advisory services to each Fund, including CMIA's representations that the Chief Investment Officer of Columbia would serve as the Chief Investment Officer of CMIA, and that the process for determining the portfolio management team for each Fund would be substantially the same process as has customarily been followed by Columbia, and reported to the Trustees, in evaluating the performance of Columbia's portfolio management teams;

(iv)  the terms and conditions of the Advisory Agreements, including the differences between the Advisory Agreements and Former Advisory Agreements in

connection with CMIA's efforts to standardize such agreements across the Columbia Fund complex and the legacy RiverSource fund complex;

(v)  the terms and conditions of other agreements and arrangements relating to the future operations of the Funds, including an administrative services agreement and the Master Services and Distribution Agreement;

(vi)  the commitment of CMIA and Ameriprise that there would not be any diminution in the nature, quality and extent of services provided to each Fund or its shareholders following closing of the Transaction;

(vii)  that the Trustees recently had completed a full annual review of the Former Advisory Agreements, as required by the 1940 Act, for each Fund and had determined that they were satisfied with the nature, extent and quality of services provided thereunder and that the management fee rate for each Fund were sufficient to warrant their approval;

(viii)  that the advisory fee rates payable by each Fund would not change;

(ix)  that CMIA and BOA, and not any Fund, would bear the costs of obtaining approvals of the Advisory Agreements;

(x)  that Ameriprise and CMIA had agreed to exercise reasonable best efforts to assure that, for a period of two years after the Closing, there would not be imposed on any Fund any "unfair burden" (within the meaning of Section 15(f) of 1940 Act) with respect to the Transaction; and

(xi)  that certain members of CMIA's management had a significant amount of experience integrating other fund families; that certain current Columbia personnel that would be integrated into CMIA and its affiliates as a result of the Transaction also had experience in integrating fund families; and that the senior management of CMIA following the Transaction would include certain senior executives of Columbia who were, at that time, responsible for oversight of services provided to the Funds.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the expected nature, extent and quality of services to be provided to the Funds by CMIA and its affiliates and the resources to be dedicated to the Funds by CMIA and its affiliates. The Trustees considered, among other things, the expected effect of the Transaction on the operations of the Funds, the information provided by CMIA with respect to the nature, extent and quality of services to be provided by it, CMIA's compliance programs and compliance records, the ability of CMIA (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals, the trade execution services to be provided on behalf of the Funds and the quality of CMIA's investment research capabilities and the other resources that it indicated it would devote to each Fund. As noted above, the Trustees also considered CMIA's representations that the Chief Investment Officer of Columbia would serve as the Chief Investment Officer of CMIA following the Transaction, and that the process for determining the portfolio management team for each Fund would be substantially the same process as has customarily been followed by Columbia, and reported to the Trustees, in evaluating the performance of Columbia's portfolio management teams.

The Trustees noted the professional experience and qualifications of the senior personnel of CMIA. The Trustees also considered the compliance programs of and the compliance-related resources proposed to be provided to the Funds by CMIA and its affiliates, including discussions with the Funds' Chief Compliance Officer regarding CMIA's compliance program. The Trustees also discussed CMIA's compliance program with the Chief Compliance Officer for the legacy RiverSource funds. The Trustees also considered CMIA's representation that the Funds' Chief Compliance Officer would serve as the Chief Compliance Officer of CMIA following the Transaction. The Trustees considered CMIA's ability to provide administrative services to the Funds, noting that while some Former Advisory Agreements contemplated the provision of certain administrative services, following the Transaction, all administrative services were anticipated to be provided pursuant to a new administrative services agreement. The Trustees also considered CMIA's ability to coordinate the activities of each Fund's other service providers. The Trustees considered performance information provided by CMIA with respect to other mutual funds advised by CMIA, and discussed with senior executives of CMIA its process for identifying which portfolio management teams of the legacy Columbia and legacy CMIA organizations would be responsible for the management of the Funds following the Transaction. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to each Fund under the Advisory Agreements supported the approval of such agreements.

Investment Advisory Fee Rates and Other Expenses. The Trustees considered the fact that the advisory fee rates payable by each Fund to CMIA under the Advisory Agreements were the same as those that were paid by each Fund to Columbia under the Former Advisory Agreements. The Trustees noted that in connection with their October 28, 2009 approval of the Former Advisory Agreements, they had concluded, within the context of their overall conclusions regarding each such agreement, that the advisory fees charged to each Fund supported the continuation of the agreement(s) pertaining to that Fund.

The Trustees noted that in certain cases the effective advisory fee rate for a legacy RiverSource fund was lower than the proposed investment advisory fee rate for a Fund with generally similar investment objectives and strategies. The Trustees also noted that CMIA's investment advisory fee rates for equity and balanced funds generally are subject to adjustments based on investment performance, whereas the proposed investment advisory fee rates for the Funds, consistent with those in the Former Advisory Agreements, do not reflect performance adjustments. The Trustees considered existing advisory fee breakpoints and CMIA's undertaking not to change expense caps previously implemented by Columbia with respect to the Funds without further discussion with the Independent Trustees.

The Trustees received and considered information about the advisory fees charged by CMIA to institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, CMIA's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for CMIA and the additional resources required to manage mutual funds effectively. In evaluating each Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund.

The Trustees also considered that for certain Funds, certain administrative services that were provided under the Former Advisory Agreements would not be provided under the Advisory Agreements, but under a separate administrative services agreement. The Trustees noted that, unlike fees under an advisory agreement, fees under the administrative services agreement could be changed without shareholder approval, although CMIA had not proposed any increase in such administrative fees and any such increase would require Board approval. The Trustees also noted Ameriprise's and CMIA's covenants regarding compliance with Section 15(f) of the 1940 Act.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions, that the expected advisory fee rates and expenses of each Fund supported the approval of the Advisory Agreements.

Costs of Services to be Provided and Profitability. The Trustees noted that in connection with their October 28, 2009 approval of the Former Advisory Agreements, they had concluded, within the context of their overall conclusions regarding each such agreement, that profitability to Columbia and its affiliates of their relationships with each Fund supported the continuation of the agreement(s) pertaining to that Fund. In connection with the integration of the legacy Columbia and legacy CMIA organizations, the Trustees considered, among other things, CMIA's projected annual net expense synergies (reductions in the cost of providing services to the Funds), the timetable over which such synergies are expected to be realized and the extent to which any such synergies are expected to be shared with the Funds. The Trustees also considered information provided by CMIA regarding their respective financial conditions. The Trustees considered that CMIA proposed to continue voluntary expense caps currently in effect for the Funds and that CMIA had undertaken not to change these caps without further discussion with the Independent Trustees. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions, that the expected profitability to CMIA and its affiliates from its relationship with each Fund supported the approval of the Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any anticipated economies of scale in the provision by CMIA of services to each Fund, to groups of related Funds and to CMIA's investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Funds. The Trustees considered Ameriprise's anticipated net expense synergies resulting from the Transaction, and considered the possibility that the Funds might benefit from economies of scale over time as part of the larger, combined fund complex. The Trustees considered how expected synergies and potential economies of scale might benefit the Funds and their shareholders. The Trustees considered the potential impact of the Transaction on the distribution of the Funds, and noted that the proposed management fee schedules for the Funds generally contained breakpoints that would reduce the fee rate on assets above specified threshold levels. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Funds supported the approval of the Advisory Agreements.

Other Benefits to CMIA. The Trustees received and considered information regarding any expected "fall-out" or ancillary benefits to be received by CMIA and its affiliates as a result of their relationships with the Funds, such as the engagement of CMIA to provide administrative services to the Funds and the engagement of CMIA's affiliates to provide distribution and transfer agency services to the Funds. The Trustees considered that the Funds' distributor, which would be an affiliate of CMIA, retains a portion of the distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Funds. The Trustees also considered the benefits of research made available to CMIA by reason of brokerage commissions generated by the Funds' securities transactions, and reviewed information about CMIA's practices with respect to allocating portfolio brokerage for brokerage and research services. The Trustees considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to disclose and to monitor such possible conflicts of interest. The Trustees recognized that CMIA's profitability would be somewhat lower without these benefits.

Conclusion. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel and the Fee Consultant, the Trustees, including the Independent Trustees, approved, and recommended that Fund shareholders approve, each Advisory Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant (RiverSource Investments, LLC)

EXCERPT FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

December 21, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Atlantic Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As was the case with the last three annual reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the "Bank") pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia's long-term asset management business, including management of the Atlantic Funds (the "Transaction").3 The Transaction if completed would result in the termination of the existing Investment Management Agreements with CMA. Therefore, the Trustees have been requested to approve and recommend to the shareholders of each Atlantic Fund new Investment Management and Sub-Advisory Agreements (together, the "Management Agreements") with RiverSource Investments, LLC ("RI"),4 investment manager of the RiverSource Funds and a subsidiary of Ameriprise. This report is intended to fulfill the requirements of the AOD with respect to the Trustees' consideration of the new Management Agreements.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA (or RI), nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of the adviser's services, including the Fund's performance;

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. ("Ameriprise"), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Atlantic Funds.

3  Preliminary Response of Ameriprise to Information Request of Columbia Atlantic Board dated October 21, 2009 (hereafter, the "Preliminary Response"), p. 1. The one money market Atlantic Fund, Money Market Fund VS, was included in the Transaction because it was an integral part of CMG's array of Funds used as investment vehicles by variable annuity and similar insurance products.

4  Ameriprise intends to re-brand RI with the "Columbia" name (which is one of the assets being sold in the Transaction). Preliminary Response, pp. 4-5. In the case of new Sub-Advisory Agreements, the current sub-adviser would also be a party.

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.  Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of the adviser and its affiliates from supplying such services.

C. Data Presented to the Trustees

In considering the proposed new Management Agreements with RI, the Trustees relied in part on the data that had been prepared as part of their annual contract review process, which concluded in late October. This data remained relevant because the fees in the proposed Management Agreements were identical to the fees approved at that time. The annual review materials included a Lipper report on the performance of each Atlantic Fund compared to its peers and its benchmark, comparisons of the fees and expenses of each Atlantic Fund to similar CMG-sponsored Funds, comparable competitive funds chosen by Lipper, and institutional accounts advised by CMA, revenues, expenses, and profits of CMG from managing the Atlantic Funds, calculated both by Fund and collectively, and CMG's views on the existence and sharing of economies of scale.

In addition, the Trustees reviewed materials specific to the proposed new Management Agreements with RI in response to requests for information made on behalf of the Trustees, including the following:

•  Performance data for the RiverSource Funds showing percentile and quartile rankings of each fund within its Lipper performance universe for periods up to five years and net returns of each fund relative to its benchmark returns. This data was arguably relevant due to the possibility that some RiverSource investment teams would be providing investment management services to certain Columbia Funds.5

•  tables comparing the fee schedules and effective fee rates of funds managed by CMA and RI and institutional accounts advised by the two firms.

•  extensive discussion of the process by which the various components of the two asset management businesses would be integrated including investment management, compliance, transfer agency, custody, fund accounting, and distribution.

•  information about the financial condition of Ameriprise, including its most recent annual report on Form 10-K, RI's profit margins from managing the RiverSource Funds in 2007 and 2008, and pro forma income statements for the combined Columbia and RiverSource fund complex.

•  disclosure that certain senior CMG executives, including President Michael Jones, Chief Investment Officer Colin Moore, Head of Mutual Funds J. Kevin Connaughton, and Chief Compliance Officer Linda Wondrack would continue in analogous capacities following the consummation of the Transaction, and

•  a breakdown of the synergies RI expects to realize in the two years following the Transaction and the extent to which those potential synergies are expected to be shared with shareholders of funds advised by RI.

II. Findings

1.  Based upon my examination of the information supplied by CMG and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.

2.  In my view, the process by which the proposed management fees of the Atlantic Funds have been negotiated with RI thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

Respectfully submitted,
Steven E. Asher

5  On page 20 of its Supplemental Response to the Atlantic Trustees (undated but delivered November 24, 2009), Ameriprise said that "most personnel decisions, including with respect to the portfolio management teams for the Atlantic Funds . . . will be made primarily by [current CMA CIO] Colin Moore using the Columbia 5P process."

Shareholder Meeting Results

Columbia Tax-Exempt Fund

On March 3, 2010, a special meeting of shareholders of Columbia Funds Series Trust I was held to consider the approval of several proposals listed in the proxy statement for the meeting. Proposal 1 and Proposal 2 were voted on at the March 3, 2010 meeting of shareholders and Proposal 3 was voted on at an adjourned meeting of shareholders held on March 31, 2010. The shareholder meeting results are as follows:

Proposal 1: A proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) (CMIA) was approved as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
1,529,341,778	56,055,507	47,952,756	259,444,681

Proposal 2: A proposal authorizing CMIA to enter into and materially amend subadvisory agreements for the Fund in the future, with the approval of the Trust's Board of Trustees, but without obtaining additional shareholder approval, was approved as follows:

Votes For	Votes Against	Abstentions	Broker Non-Votes
1,465,299,260	118,866,594	49,183,951	259,444,917

Proposal 3: Each of the nominees for trustees was elected to the Trust's Board of Trustees, as follows:

Trustee	Votes For	Votes Withheld	Abstentions
John D. Collins	30,977,072,412	859,827,038	0
Rodman L. Drake	30,951,179,004	885,720,446	0
Douglas A. Hacker	30,989,793,279	847,106,171	0
Janet Langford Kelly	30,999,020,814	837,878,636	0
William E. Mayer	16,291,139,483	15,545,759,967	0
Charles R. Nelson	30,997,700,700	839,198,750	0
John J. Neuhauser	30,988,095,661	848,803,789	0
Jonathon Piel	30,968,801,048	868,098,402	0
Patrick J. Simpson	30,999,065,030	837,834,420	0
Anne-Lee Verville	30,996,227,913	840,671,537	0

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. Read the prospectus carefully before investing.

On April 30, 2010, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC, acquired the long-term asset management business of Columbia Management Group, LLC, including certain of its affiliates, which were, prior to this acquisition, part of Bank of America. In connection with the acquisition of the long-term assets, the Columbia Funds have a new investment adviser, RiverSource Investments, LLC, which is now known as Columbia Management Investment Advisers, LLC. For those clients that use the services of a subadviser, those arrangements are continuing unless notified otherwise. RiverSource Fund Distributors, Inc., now known as Columbia Management Investment Distributors, Inc., member FINRA, will act as the principal distributor of the Columbia Funds.

Transfer Agent*

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor*

Columbia Management Investment
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor*

Columbia Management Investment Advisers, LLC
100 Federal Street
Boston, MA 02110

*As of May 1, 2010

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Tax-Exempt Fund
One Financial Center
Boston, MA 02111-2621

www.columbiafunds.com

This report must be accompanied or preceeded by the Fund's current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1055 A (7/10)

Columbia Tax-Exempt Fund
One Financial Center
Boston, MA 02111-2621

www.columbiafunds.com

This report must be accompanied or preceeded by the Fund's current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1055 A (7/10)

Columbia Tax-Exempt Fund

This report must be accompanied or preceeded by the Fund's current prospectus. Columbia Management mutual funds are distributed by Columbia Management Investment Distributors, Inc.

©2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1055 A (7/10)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	July 22, 2010